Share-based plans (Details) - MB LTIP 2024+	Mar. 01, 2025 EUR (€) EquityInstruments item
Share-based plans
Number of shares allocated | EquityInstruments	230,873
Performance period (in years)	3 years
Number of performance targets | item	3
Total fair value of shares granted	€ 8,562,000
Weighted average fair value	€ 37.09